Fair Value - Summary of Assets of Master Trust Measured at Fair Value on Recurring Basis (Details) - EBP 333 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total	$ 469,030,031	$ 414,038,175
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total	391,640,435	133,511,483
Worthington Enterprises Common Shares
EBP, Investment, Fair Value and NAV [Line Items]
Total	13,204,014	10,746,147
Worthington Steel Common Shares
EBP, Investment, Fair Value and NAV [Line Items]
Total		6,930,870
Total Assets in the Fair Value Hierarchy
EBP, Investment, Fair Value and NAV [Line Items]
Total	404,844,449	151,188,500
Common Collective Trust Funds Measured at Net Asset Value
EBP, Investment, Fair Value and NAV [Line Items]
Total	64,185,582	262,849,675
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total	404,844,449	151,188,500
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total	391,640,435	133,511,483
Level 1 | Worthington Enterprises Common Shares
EBP, Investment, Fair Value and NAV [Line Items]
Total	13,204,014	10,746,147
Level 1 | Worthington Steel Common Shares
EBP, Investment, Fair Value and NAV [Line Items]
Total		6,930,870
Level 1 | Total Assets in the Fair Value Hierarchy
EBP, Investment, Fair Value and NAV [Line Items]
Total	404,844,449	151,188,500
Level 1 | Common Collective Trust Funds Measured at Net Asset Value
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Level 2 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Level 2 | Worthington Enterprises Common Shares
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Level 2 | Worthington Steel Common Shares
EBP, Investment, Fair Value and NAV [Line Items]
Total		0
Level 2 | Total Assets in the Fair Value Hierarchy
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Level 2 | Common Collective Trust Funds Measured at Net Asset Value
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Level 3 | Worthington Enterprises Common Shares
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Level 3 | Worthington Steel Common Shares
EBP, Investment, Fair Value and NAV [Line Items]
Total		0
Level 3 | Total Assets in the Fair Value Hierarchy
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Level 3 | Common Collective Trust Funds Measured at Net Asset Value
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Measured at Net Asset Value | Common Collective Trust Funds Measured at Net Asset Value
EBP, Investment, Fair Value and NAV [Line Items]
Total	$ 64,185,582	$ 262,849,675